Mortgage Loans - Mortgage Loans by Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Loans specifically evaluated for impairment	$ 4,800,000	$ 0
Other	2,000,000	500,000
Mortgage loans, net	6,241,200,000	5,692,200,000
Reserve amounts held for loans evaluated for impairment	$ 0	$ 0
Commercial Real Estate Portfolio Segment
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Mortgage loans	$ 2,130,000,000	$ 1,081,500,000
Commercial Real Estate Portfolio Segment | Lower risk
Concentration Risk [Line Items]
Concentration risk percentage	69.80%	70.30%
Mortgage loans	$ 1,486,100,000	$ 760,400,000
Commercial Real Estate Portfolio Segment | Medium risk
Concentration Risk [Line Items]
Concentration risk percentage	22.80%	24.20%
Mortgage loans	$ 486,300,000	$ 261,900,000
Commercial Real Estate Portfolio Segment | Higher risk
Concentration Risk [Line Items]
Concentration risk percentage	7.40%	5.50%
Mortgage loans	$ 157,600,000	$ 59,200,000
Purchase GAAP Accounting Loan | Commercial Real Estate Portfolio Segment
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Mortgage loans	$ 4,104,400,000	$ 4,610,200,000
Purchase GAAP Accounting Loan | Commercial Real Estate Portfolio Segment | Lower risk
Concentration Risk [Line Items]
Concentration risk percentage	70.70%	67.20%
Mortgage loans	$ 2,899,200,000	$ 3,097,600,000
Purchase GAAP Accounting Loan | Commercial Real Estate Portfolio Segment | Medium risk
Concentration Risk [Line Items]
Concentration risk percentage	21.80%	23.20%
Mortgage loans	$ 896,800,000	$ 1,071,300,000
Purchase GAAP Accounting Loan | Commercial Real Estate Portfolio Segment | Higher risk
Concentration Risk [Line Items]
Concentration risk percentage	7.50%	9.60%
Mortgage loans	$ 308,400,000	$ 441,300,000